Annual Total Returns[BarChart] - Transamerica Legg Mason Dynamic Allocation - Growth VP - Service	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.61%	8.18%	(2.95%)	(0.99%)	13.21%	(4.73%)	16.83%	(2.17%)